Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Series A Preferred	Common	Subordinated	General Partner
Balance at Dec. 31, 2014	$ 297,698		$ 304,729	$ (7,131)	$ 100
Balance at Dec. 31, 2014			20,505,000	14,985,000	35,526
-Net income	60,050	$ 3,019	$ 32,878	$ 24,028	$ 125
-Issuance of preferred units, net of issuance costs (Note 9), value	72,297	$ 72,297
-Issuance of preferred units, net of issuance costs (Note 9), shares		3,000,000
-Distributions declared and paid (common and preferred units) (Note 9)	(62,207)	$ (2,100)	(34,653)	(25,324)	(130)
Balance at Dec. 31, 2015	367,838	$ 73,216	$ 302,954	$ (8,427)	$ 95
Balance at Dec. 31, 2015		3,000,000	20,505,000	14,985,000	35,526
-Net income	66,854	$ 6,750	$ 34,652	$ 25,323	$ 129
-Distributions declared and paid (common and preferred units) (Note 9)	(66,856)	(6,750)	(34,654)	(25,325)	(127)
Balance at Dec. 31, 2016	367,836	$ 73,216	$ 302,952	$ (8,429)	$ 97
Balance at Dec. 31, 2016		3,000,000	20,505,000	14,985,000	35,526
-Net income	17,339	$ 6,750	$ 9,302	$ 1,208	$ 79
-Conversion of subordinated units to common units (Note 9), value			$ (15,171)	$ 15,171
-Conversion of subordinated units to common units (Note 9), shares			14,985,000	(14,985,000)
-Distributions declared and paid (common and preferred units) (Note 9)	(66,857)	(6,750)	$ (52,028)	$ (7,950)	(129)
Balance at Dec. 31, 2017	$ 318,318	$ 73,216	$ 245,055	$ 0	$ 47
Balance at Dec. 31, 2017		3,000,000	35,490,000	0	35,526